Long-Term Debt (Details 2) (8.875% Senior Noted Due 2015 [Member])	12 Months Ended
Dec. 31, 2011
8.875% Senior Noted Due 2015 [Member]
Redemption Price of 8.875 % Senior Notes in Long Term Debt
2012	102.219%
2013 and thereafter	100.00%